Sales and Marketing Expenses and General and Administrative Expenses - Summary of Sales and Marketing Expenses and General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Sales And Marketing Expenses And General And Administrative Expenses [Line Items]
Total Sales and marketing expenses	$ 13,335	$ 5,916	$ 2,852
Total General and administrative expenses	48,343	40,637	22,188
Salaries and Wages
Disclosure Of Sales And Marketing Expenses And General And Administrative Expenses [Line Items]
Total Sales and marketing expenses	10,800	5,126	2,518
Total General and administrative expenses	24,697	20,827	14,009
Marketing Expenses
Disclosure Of Sales And Marketing Expenses And General And Administrative Expenses [Line Items]
Total Sales and marketing expenses	2,535	790	334
Third Party Services
Disclosure Of Sales And Marketing Expenses And General And Administrative Expenses [Line Items]
Total General and administrative expenses	12,431	12,632	3,615
Office Expenses
Disclosure Of Sales And Marketing Expenses And General And Administrative Expenses [Line Items]
Total General and administrative expenses	3,106	2,445	1,325
Travel and Other Operating Expenses
Disclosure Of Sales And Marketing Expenses And General And Administrative Expenses [Line Items]
Total General and administrative expenses	4,755	2,330	2,903
Amortization and Depreciation
Disclosure Of Sales And Marketing Expenses And General And Administrative Expenses [Line Items]
Total General and administrative expenses	$ 3,354	$ 2,403	$ 336